Expense Example, No Redemption (Vanguard Balanced Index Fund Retail)	Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24	9
3 YEAR	74	29
5 YEAR	130	51
10 YEAR	293	115